Investments (Tables)	12 Months Ended
Dec. 31, 2022
Schedule of Investments

	2022	2021
Equity method investments [a]	$997	$1,031
Public and private equity investments	290	358
Warrants [b]	142	204

	$1,429	$1,593

Ownership Percentages and Carrying Value Principal Equity Method Investments
[a]	The ownership percentages and carrying values of the Company’s principal equity method investments at December 31 were as follows [in millions, except percentages]:

		2022	2021
LG Magna e-Powertrain Co., Ltd. [i]	49.0%	$420	$481
Litens Automotive Partnership [ii]	76.7%	$337	$291
Hubei HAPM Magna Seating Systems Co., Ltd.	49.9%	$120	$127

[i]
LG Magna
e-Powertrain
[“LGM”] is a variable interest entity [‘‘VIE’’] and depends on the Company and LG Electronics for any additional cash needs. The Company cannot make key operating decisions considered to be most significant to the VIE, and is therefore not considered to be the primary beneficiary. The Company’s known maximum exposure to loss approximated the carrying value of its investment balance as at December 31, 2022.

[ii]	The Company accounts for its investments under the equity method of accounting as a result of significant participating rights that prevent control.

Summary of Total Financial Results of Equity Method Investees
A summary of the total financial results, as reported by the Company’s equity method investees, in the aggregate, at December 31 was as follows:
Summarized Balance Sheets

	2022	2021
Current assets	$2,266	$1,825

Non-current assets	$1,866	$1,838

Current liabilities	$1,555	$1,269

Long-term liabilities	$715	$450

Summarized Income Statements

	2022	2021
Sales	$4,447	$3,303
Cost of goods sold & expenses	4,363	3,156

Net income	$84	$147